RESTRUCTURING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in restructuring liability
Balance, beginning of year	$ 88	$ 654
Expensed in year	1,598	171	2,251
Disbursements	(1,261)	(739)
Foreign exchange	(77)	2
Balance, end of year	348	88	654
May 2009 and prior
Activity in restructuring liability
Balance, end of year	78	88
June 2014
Activity in restructuring liability
Balance, end of year	270	0
Employee Severance [Member] | May 2009 and prior
Activity in restructuring liability
Expensed in year	168
Employee Severance [Member] | June 2014
Activity in restructuring liability
Expensed in year	$ 1,430